CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 103,093	$ 155,378
Accounts receivable-trade, net	504,122	430,380
Accounts receivable-other, net	55,508	48,673
Inventories	243,286	155,060
Financing receivables-net, current	89,829	61,492
Deferred costs	44,191	32,555
Other current assets	55,101	13,944
Total current assets	1,095,130	897,482
Financing receivables and operating leases-net	84,417	64,292
Deferred tax asset	3,682	5,050
Property, equipment, and other assets	70,447	45,586
Goodwill	136,105	126,543
Other intangible assets-net	25,045	27,250
TOTAL ASSETS	1,414,826	1,166,203
Current liabilities:
Accounts payable	220,159	136,161
Accounts payable-floor plan	134,615	145,323
Salaries and commissions payable	37,336	39,602
Deferred revenue	114,028	86,469
Other current liabilities	24,372	28,095
Total current liabilities	561,326	460,036
Deferred tax liability	715	0
Other liabilities	60,998	35,529
TOTAL LIABILITIES	632,561	505,465
COMMITMENTS AND CONTINGENCIES (Note 10)
STOCKHOLDERS' EQUITY
Preferred stock, $0.01 per share par value; 2,000 shares authorized; none outstanding	0	0
Common stock, $0.01 per share par value; 50,000 shares authorized; 26,905 outstanding at March 31, 2023 and 26,886 outstanding at March 31, 2022	272	270
Additional paid-in capital	167,303	159,480
Treasury stock, at cost, 261 shares at March 31, 2023 and 130 shares at March 31, 2022	(14,080)	(6,734)
Retained earnings	627,202	507,846
Accumulated other comprehensive income-foreign currency translation adjustment	1,568	(124)
Total Stockholders' Equity	782,265	660,738
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,414,826	1,166,203
Recourse [Member]
Current liabilities:
Notes payable-current	5,997	7,316
Notes payable - long-term	0	5,792
Non-recourse [Member]
Current liabilities:
Notes payable-current	24,819	17,070
Notes payable - long-term	$ 9,522	$ 4,108